LEGAL DISCLOSURE	12 Months Ended
Dec. 31, 2020
Legal Proceedings Provision Abstract
LEGAL DISCLOSURE

23. LEGAL DISCLOSURE

The cities of Quilmes, Bolivar and San Rafael filed claims against Evolution for dismantling towers in the respective cities. Quilmes is claiming a fine of $29,780 (1,489,005 Argentine Pesos). The fines have been accrued by the Company. The outcome of these legal proceeding cannot be determined at December 31, 2020 and no additional amounts have been accrued.